Intangible and Other Non-current Assets - Summary of Intangible and Other Non-current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	¥ 62,391	¥ 60,531
Other assets	38,272	37,778
Total intangible and other non-current assets	100,663	98,309
Patents and technical know-how [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	1,412	1,658
Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	3,240	3,109
Goodwill [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	42,808	42,273
Other [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	14,931	13,491
Cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	90,573	86,966
Cost [member] | Patents and technical know-how [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	7,782	7,674
Cost [member] | Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	12,356	11,746
Cost [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	46,555	46,020
Cost [member] | Other [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	23,880	21,526
Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(28,182)	(26,435)
Accumulated amortization, including impairment losses [member] | Patents and technical know-how [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(6,370)	(6,016)
Accumulated amortization, including impairment losses [member] | Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(9,116)	(8,637)
Accumulated amortization, including impairment losses [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(3,747)	(3,747)
Accumulated amortization, including impairment losses [member] | Other [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	¥ (8,949)	¥ (8,035)